Plant and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

Note 6 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	US$
Office equipment	52,596	21,508	2,765
Office furniture and fixtures	11,700	–	–
Subtotal	64,296	21,508	2,765
Less: accumulated depreciation	(64,296)	(21,508)	(2,765)
Plant and equipment, net	–	–	–

Depreciation expenses recognized for the years ended March 31, 2024 and 2025 amounted to HKD4,868 and nil, respectively.

No impairment loss had been recognized during the years ended March 31, 2024 and 2025, respectively.